Summary of Significant Accounting Policies - Common stock subject to possible redemption reflected on the balance sheet (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jan. 14, 2022	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2022
Gross proceeds	$ 116,150,000
Plus:
Accretion of carrying value to redemption value		$ 377,369	$ 5,712,733
Shares subject to possible redemption	11,500,000
Common stock subject to possible redemption
Gross proceeds				$ 115,000,000
Less:
Proceeds allocated to Public Warrants				(3,565,000)
Issuance costs allocated to Public Shares				(997,733)
Plus:
Accretion of carrying value to redemption value				6,090,102
Common stock subject to possible redemption		$ 116,527,369		$ 116,527,369
Shares subject to possible redemption		11,500,000		11,500,000